Income taxes	12 Months Ended
Apr. 30, 2026
Income Tax Disclosure [Abstract]
Income taxes

14	Income taxes

Caymans and BVIs

The Company and its subsidiaries are domiciled in the Cayman Islands and British Virgin Islands. The locality currently enjoys permanent income tax holidays; accordingly, the Company does not accrue for income taxes.

Singapore

Phaos Technology Pte. Ltd. is incorporated in Singapore and are subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Vietnam

Phaos Solutions Vietnam Co., Ltd is incorporated in Vietnam and are subject to Vietnam Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Vietnam tax laws. The applicable tax rate is 20% in Vietnam, but from October 1, 2025 onwards, applicable rate will be 15% if the annual turnover is no more than VND 3 billion.

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	Years Ended April 30,
	2025	2026	2026
	S$	S$	US$

Loss before tax	(5,137,064)	(6,157,779)	(4,834,474)
Singapore income tax rate	(17.0)%	(17.0)%	(17.0)%
Reconciling items:
Non-deductible expenses	4.7%	0.2%	0.2%
Valuation allowance	12.3%	16.8%	16.8%
Effective tax rate	-	-	-

14	Income taxes (cont’d)

Deferred tax

Significant components of deferred tax were as follows:

	Years Ended April 30,
	2025	2026	2026
	S$	S$	US$
Net operating loss carried forward	10,094,281	15,493,651	12,164,065
Deferred tax assets, gross	1,716,028	2,633,921	2,067,891
Valuation allowance	(1,716,028)	(2,633,921)	(2,067,891)
Deferred tax assets, net of valuation allowance	-	-	-

Deferred tax assets are recognized in the consolidated financial statements only to the extent that it is probable that future taxable income will be available against which the Company can utilize the benefits. The use of these tax losses is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislations of the respective countries in which the group companies operate.

The deferred tax assets not recognized as of April 30, 2025 and 2026 were S$1,716,028 and S$2,633,921 (US$2,067,891) respectively. The deferred tax assets not recognized was primarily related to the Company’s net loss (tax losses) carry forwards, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Tax losses on Net Operating Losses can be carried forward indefinitely unless there’s a major change in shareholding.